Annual Fund Operating Expenses - TOUCHSTONE STRATEGIC TRUST	Nov. 20, 2017
Touchstone Sustainability and Impact Equity Fund | Touchstone Sustainability and Impact Equity Fund, Class A
Prospectus:
Net Expenses (as a percentage of Assets)	1.17%
Touchstone Sustainability and Impact Equity Fund | Touchstone Sustainability and Impact Equity Fund, Class C
Prospectus:
Net Expenses (as a percentage of Assets)	1.99%
Touchstone Sustainability and Impact Equity Fund | Touchstone Sustainability and Impact Equity Fund, Class Y
Prospectus:
Net Expenses (as a percentage of Assets)	0.90%
Touchstone Sustainability and Impact Equity Fund | Touchstone Sustainability and Impact Equity Fund, Institutional Class
Prospectus:
Net Expenses (as a percentage of Assets)	0.89%
Touchstone Flexible Income Fund | Touchstone Flexible Income Fund, Class A
Prospectus:
Net Expenses (as a percentage of Assets)	1.04%
Touchstone Flexible Income Fund | Touchstone Flexible Income Fund, Class C
Prospectus:
Net Expenses (as a percentage of Assets)	1.79%
Touchstone Flexible Income Fund | Touchstone Flexible Income Fund, Class Y
Prospectus:
Net Expenses (as a percentage of Assets)	0.79%
Touchstone Flexible Income Fund | Touchstone Flexible Income Fund, Institutional Class
Prospectus:
Net Expenses (as a percentage of Assets)	0.69%